Schedule of Investments (unaudited) October 31, 2019	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Israel — 7.8%
Check Point Software Technologies Ltd.(a)	1,347	$151,416
CyberArk Software Ltd.(a)	1,170	118,849
Radware Ltd.(a)	1,428	32,216

		302,481

Japan — 4.8%
Digital Arts Inc.	300	17,677
Trend Micro Inc./Japan	3,300	167,893

		185,570

Malaysia — 0.5%
My EG Services Bhd	65,100	17,761

Taiwan — 2.3%
Accton Technology Corp.	15,000	89,437

United Kingdom — 2.2%
Sophos Group PLC(b)	11,889	87,352

United States — 82.2%
A10 Networks Inc.(a)	1,962	14,578
Alarm.com Holdings Inc.(a)(c)	1,251	61,799
Arista Networks Inc.(a)(c)	612	149,677
Booz Allen Hamilton Holding Corp.	2,280	160,444
CACI International Inc., Class A(a)	723	161,771
Calix Inc.(a)	1,593	12,186
Citrix Systems Inc.	1,572	171,128
DocuSign Inc.(a)(c)	3,129	207,109
Everbridge Inc.(a)(c)	1,119	77,782
F5 Networks Inc.(a)	1,074	154,742
FireEye Inc.(a)	7,164	113,478
ForeScout Technologies Inc.(a)	1,236	38,019
Fortinet Inc.(a)(c)	2,040	166,382
Juniper Networks Inc.	5,637	139,910
ManTech International Corp./VA, Class A	915	72,450
Mimecast Ltd.(a)	1,842	73,146
NIC Inc.	2,229	52,426
NortonLifeLock Inc.	7,869	180,043
Okta Inc.(a)(c)	1,185	129,248
OneSpan Inc.(a)(c)	1,113	20,824
Palo Alto Networks Inc.(a)	771	175,318

Security	Shares	Value

United States (continued)
Proofpoint Inc.(a)	1,392	$160,595
Qualys Inc.(a)	1,140	97,276
Rapid7 Inc.(a)	1,425	71,378
SailPoint Technologies Holding Inc.(a)(c)	2,820	54,595
Science Applications International Corp.	1,752	144,750
Tenable Holdings Inc.(a)(c)	921	23,209
Varonis Systems Inc.(a)(c)	1,035	74,054
VMware Inc., Class A	891	141,019
Zscaler Inc.(a)(c)	2,001	88,004

		3,187,340

Total Common Stocks — 99.8% (Cost: $3,756,034)		3,869,941

Short-Term Investments

Money Market Funds — 20.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	802,766	803,167
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	6,000	6,000

		809,167

Total Short-Term Investments — 20.9% (Cost: $809,167)		809,167

Total Investments in Securities — 120.7% (Cost: $4,565,201)		4,679,108

Other Assets, Less Liabilities — (20.7)%		(803,241)

Net Assets — 100.0%		$3,875,867

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	83,898	718,868	802,766	$803,167	$316	(a)	$(31)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,000	3,000	6,000	6,000	30		—	—

				$809,167	$346		$(31)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Cybersecurity and Tech ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,869,941	$—	$—	$3,869,941
Money Market Funds	809,167	—	—	809,167

	$4,679,108	$—	$—	$4,679,108

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